Investment Strategy	Dec. 31, 2025
Vident U.S. Bond Strategy ETF™
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in debt instruments that are principally traded in the United States. For purposes of the Fund’s 80% policy, the Fund may utilize the “To Be Announced” (“TBA”) markets for U.S. agency mortgage-backed securities (“MBS”) investments, invest in dollar-denominated international bonds that are principally traded in the United States, and invest in private credit funds.
The Fund may invest in any core U.S. bond sector, including U.S. Treasuries, U.S. agency securities, MBS, and investment-grade corporate bonds, private credit collateralized loan obligations (“CLOs”) and collateralized mortgage obligations (“CMOs”), as well as any non-core bond sector, such as high-yield corporate bonds (also known as “junk bonds”), Treasury Inflation-Protected Securities (“TIPS”), private credit, and dollar-denominated international bonds, but the Fund generally seeks to diversify interest rate and credit risks across all such U.S. bond sectors. Vident Asset Management, the Fund’s investment adviser (the “Adviser” or “Vident”), uses its quantitative methodology to select individual securities within each sector, except private credit, based on a combination of yield, duration (i.e., interest rate sensitivity), creditworthiness, and governance factors, rather than amount of debt/bonds outstanding. Within the investment grade and high yield corporate sectors, the strategy seeks to improve corporate bond exposures by screening for companies with relatively stronger leadership, governance, and creditworthiness factors. The Fund generally invests in dollar-dominated international bonds of corporate and sovereign debt issuers located only in countries that meet a minimum threshold using the Adviser’s “Country Principles Score”, a proprietary scoring system that analyzes certain data inputs to evaluate country economic and financial resilience and overall attractiveness of investing in certain countries. The Fund also seeks to improve liquidity by avoiding small issues (par value less than $500 million).
The Fund limits exposure to high-yield corporate bonds, TIPS, private credit, and dollar denominated international bonds to 22%, 17%, 10%, and 22% of the portfolio, respectively. These maximum weights can be exceeded at times due to natural market movement, especially when market values drift over time due to changing market conditions. The Fund may invest debt instruments of any maturity. The Fund’s portfolio will generally have an effective duration of five to nine years and will generally have an average credit quality of investment grade.
The Fund may utilize the TBA market for MBS investments. The TBA market allows investors to gain exposure to MBS with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month. In addition, the Fund may utilize the TBA roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement. The Fund may utilize the TBA roll market for extended periods of time without taking delivery of the physical securities.
The term “private credit” refers to lending activity that occurs outside of the broadly-syndicated markets where banks and other traditional lenders place an issuer’s debt obligations across a wide range of investors. “Private credit funds” refer to registered funds, business development companies (“BDCs”), and private funds that invest in private credit. For purposes of the Fund’s 80% policy, a private credit fund is one that is offered in the U.S. and invests at least 80% of its net assets in private credit. Private credit funds will undergo due diligence by the Adviser with factors, including, but not limited to, manager experience, fund duration, liquidity, sector allocation, and yield.

Strategy Portfolio Concentration [Text]	For purposes of the Fund’s 80% policy, a private credit fund is one that is offered in the U.S. and invests at least 80% of its net assets in private credit.
Vident U.S. Equity Strategy ETF™
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index.
The Vident U.S. Quality IndexTM
The Index is a rules-based, systematic strategy index comprised of equity securities principally traded in the U.S. market of issuers domiciled in the United States. The starting universe of eligible companies in the Index consists of U.S.-listed common stock of U.S. companies with market capitalizations of at least $100 million. Companies eligible for inclusion must also meet certain minimum liquidity requirements.
The companies remaining in the Index universe are placed into one of three market capitalization segments: Giant (companies in the top 40% by market capitalization at the time of purchase), Large (companies in the top 40-70% range by market capitalization at the time of purchase) and SMID (also known as small/mid-capitalization companies, which are the remaining companies in the bottom 30% of the Index universe).
Companies are assessed across a variety of proprietary corporate governance criteria with risks flagged. The number of flagged risks are summed to form a company’s Corporate Governance Score. Companies with lower Corporate Governance Scores receive lower potential allocations. The proprietary corporate governance criteria are broadly designed to identify issues relating to board structure, incentives alignment, and shareholder rights.
At the time of each semi-annual reconstitution, the Index employs a multi-factor model for scoring and ranking stocks based on certain quality and momentum factors, and the stocks in the Index are weighted based on these factors and subject to certain adjustments and limitations, including the following constraints:
•the maximum allocation to a Giant market-capitalization company is 2%;
•the maximum allocation to a Large market-capitalization company is 1%; and
•the maximum allocation to a SMID market-capitalization company is 0.5%.
The Index’s allocation and weighting to a company is subject to certain liquidity thresholds. All companies eligible for inclusion receive an initial weight of 0.10%, and then the maximum weighting by market-capitalization segment is applied. Further adjustments are then made based on the company’s Corporate Governance Score and the company’s quality and momentum attributes, as described below.
The Index’s maximum allocation to a company may be adjusted downward by as much as 100% based on the company’s Corporate Governance Score (i.e., the Index uses the Corporate Governance Score to reduce potential weightings to companies with less favorable rankings relative to their market segment peers). The Index’s maximum allocation to a company may be increased by 25% if that company ranks in the top 25th percentile within its market-capitalization segment (e.g., if a company’s initial allocation is 2%, then the allocation would be 2.5%). The Index’s allocation to a market cap segment, at the time of the semi-annual reconstitution, will be within 5% of the initial cap weighted universe’s allocation to that segment.
A company’s weighting is further adjusted by considering the company’s quality and momentum attributes, based on a proprietary multi-factor model for scoring and ranking stocks. The model combines factors into two distinct factor composites, each seeking to score different stock attributes. These factor composites can be broadly categorized into the following groupings: quality and momentum. For stocks in the Giant and Large market cap segment, quality is defined as profitability and profitability growth. The components account for current and historical gross profits, return on invested capital, cash flows, and margins of companies in each segment. For stocks in SMID market cap segment, two additional composites are utilized: cost of capital and use of capital. These composites account for characteristics such as leverage, credit strength, debt, and equity issuance.
All rules are systematized and rely on data available at the end of each rebalancing period. The Index is reconstituted and rebalanced semi-annually in February and August. As of November 28, 2025, the Index was comprised of 122 component securities and had significant exposure to the information technology, financials, industrials, and health care sectors.
The Index was created on November 30, 2022, by Vident Financial, LLC, the former parent company of Vident Asset Management (“Vident” or the “Adviser”) for use by the Fund. The Adviser now also serves as the Fund’s index provider.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of the Fund will be invested in equity securities that are principally traded in the United States.
The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it may invest in all of the component securities of the Index, but may, when the adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. Vident, the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Vident International Equity Strategy ETF™
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index.
The Vident Core International Equity Index™
The Index is a rules-based, systematic strategy index comprised of equity securities of issuers in developed and emerging markets outside of the United States. The strategy seeks to provide a systematic and optimized investment process that addresses the risks and opportunities of allocating capital in and among international equities.
Country Allocation
Index construction begins by identifying a universe of countries that are deemed to represent the bulk of investable and reliable stock opportunities in the largest and most liquid developed and emerging markets countries located outside of the United States. The Index determines a country’s investability based on factors including the country’s liquidity, accessibility to foreign investors, opportunities for efficient transactions, and capital controls. The Index determines a country’s reliability based on factors including governance, regulatory oversight, market operational efficiency, legal protections for minority and foreign investors and institutional stability. While the number of countries represented in the Index may change from time to time (e.g., at Index reconstitution or rebalance), the number of countries represented in the Index is expected to generally be between 25 and 40.
Each country within the investable universe is assigned a Country Principles Score (“CPS”), which is calculated utilizing a proprietary scoring methodology that seeks to weigh the relative resilience of a country to economic and financial shocks and the relative attractiveness of its investment opportunities. A country’s resilience reflects the capacity of a country’s equity markets to absorb and recover from economic and financial shocks and is measured based on a variety of economic metrics related to its financial capital resources (e.g., the country’s deficit as a percentage of gross domestic product (“GDP”), physical capital resources (e.g., total investment as a percentage of GDP), human resources (e.g., productivity, GDP per capital), and institutional and organizational resources (i.e., measures of legal and corporate rights). A country’s investment opportunity is measured based on short- and long-term changes in the country’s business and regulatory environment and equity market valuations. Allocation across countries is based on an optimization model that seeks to maximize the Index’s overall CPS while ensuring the Index portfolio is liquid, well diversified across countries and regions, and transaction cost and turnover efficient.
Stock Selection
The Index employs a multi-factor model for scoring and ranking stocks listed on a securities exchange within each country in the Index universe. The model combines 20 factors into three distinct factor composites, each seeking to score different stock attributes:

Component	Examples	Weight

Valuation	Price-to-book ratio, cash flow to enterprise value	50%
Quality	Gross profitability, return on invested capital, margin expansion, leverage, debt & equity issuance	30%
Momentum	Total return for past six months	20%

Stocks are excluded from the Index universe if (i) they trade primarily in China, (ii) the stock’s issuer is domiciled in Russia or India and does not have a depositary receipt that meets the Index’s liquidity guidelines, (iii) the stock’s issuer has a market capitalization of less than US$1 billion (US$800 million for stocks already in the Index), or (iv) the stock does not meet certain minimum liquidity requirements.
At the time of each reconstitution, the optimization model weights the remaining stocks to maximize the attractive factor attributes of the stocks subject to the following constraints: (i) a maximum allocation of 0.5% for any individual stock, (ii) certain liquidity thresholds, (iii) a maximum allocation of 7.5% for any individual country, and (iv) sector allocations constrained to remain close to their sector weights in a traditional market capitalization weighted index.
All rules are systematized and rely on data available at the end of each rebalancing period. The Index is reconstituted and rebalanced semi-annually in January and July. As of November 25, 2025, the Index was comprised of 245 component securities and had significant exposure to the financials, consumer discretionary, industrials, and information technology sectors.
The Index was created on December 31, 2014 by Vident Financial, LLC, the former parent of Vident Asset Management (“Vident” or the “Adviser”) for use by the Fund. The Adviser now also serves as the Fund’s index provider.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of the Fund will be invested in equity securities.
The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund expects to use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index, but may, when the adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.